SHARES ISSUED TO NONEMPLOYEES AND EMPLOYEES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
SHARES ISSUED TO NONEMPLOYEES AND EMPLOYEES
Schedule of Nonvested Shares
	September 30, 2025		June 30, 2025
Non-vested shares	Shares	Weighted-Average-Grant Date Fair Value	Shares	Weighted-Average-Grant Date Fair Value

Nonemployee
At beginning of the year	4,233,167	$0.137	1,229,508	$0.163
Granted	1,000,000	0.095	8,856,550	0.205
Vested	(1,841,221)	0.144	(5,852,891)	0.245
At the end of the year	3,391,946	$0.121	4,233,167	$0.137

Employee and director
At beginning of the year	414,932	$0.145	-	$-
Granted	-	-	2,420,000	0.243
Vested	(211,644)	0.194	(2,005,068)	0.264
At the end of the year	203,288	$0.095	414,932	$0.145

	June 30, 2025		June 30, 2024
Non-vested shares	Shares	Weighted-Average-Grant Date Fair Value	Shares	Weighted-Average-Grant Date Fair Value

Nonemployee
At beginning of the year	1,229,508	$0.163	1,779,146	$0.200
Granted	8,856,550	0.205	1,000,000	0.134
Vested	(5,852,891)	0.245	(669,714)	0.169
Forfeited	-	-	(879,924)	0.200
At the end of the year	4,233,167	$0.137	1,229,508	$0.163

Employee and director
At beginning of the year	-	$-	-	$-
Granted	2,420,000	0.243	-	-
Vested	(2,005,068)	0.264	-	-
At the end of the year	414,932	$0.145	-	$-